OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Assets Text Block Abstract
OTHER FINANCIAL ASSETS

NOTE 11 - OTHER FINANCIAL ASSETS

(a) The composition of other financial assets is as follows:

	Current Assets		Non-current assets		Total Assets
	As of December 31, 2022	As of December 31, 2021	As of December 31, 2022	As of December 31, 2021	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Other financial assets

Private investment funds	277	347	-	-	277	347
Deposits in guarantee (aircraft)	22,340	7,189	1,273	2,758	23,613	9,947
Guarantees for margins of derivatives	7,460	5,451	-	-	7,460	5,451
Other investments	-	-	493	493	493	493
Domestic and foreign bonds	-	1,290	-	-	-	1,290
Guaranteed debt advances Chapter 11 (*)	340,008	-	-	-	340,008	-
Other guarantees given	111,829	69,220	13,751	12,371	125,580	81,591
Subtotal of other financial assets	481,914	83,497	15,517	15,622	497,431	99,119

(b) Hedging derivative asset

Fair value of interest rate derivatives	8,816	-	-	-	8,816	-
Fair value of foreign currency derivatives	191	-	-	-	191	-
Fair value of fuel price derivatives	12,594	17,641	-	-	12,594	17,641
Subtotal of derivative assets	21,601	17,641	-	-	21,601	17,641
Total Other Financial Assets	503,515	101,138	15,517	15,622	519,032	116,760

(*)	As of December 31, 2022, there are ThUS$340,008 of funds delivered to an agent as restricted advances, the purpose of which is to settle the claims pending resolution existing at the exit of the Chapter 11 process. See claims in force at the end of the period in Note 34b.

The different derivative hedging contracts maintained by the Company at the end of each fiscal year are described in Note 18.

(b) The balances composition by currencies of the Other financial assets are as follows:

Type of currency	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$
Argentine peso	5	16
Brazilian real	336,676	9,775
Chilean peso	5,847	4,502
Colombian peso	1,716	1,727
Euro	6,791	4,104
U.S.A dollar	165,457	93,247
Other currencies	2,540	3,389
Total	519,032	116,760